Annual Total Returns - iShares Edge MSCI Multifactor USA Index Fund (Institutional) [BarChart] - Institutional - iShares Edge MSCI Multifactor USA Index Fund - Institutional Shares	Nov. 27, 2020
Bar Chart Table:
Annual Return 2017	21.04%
Annual Return 2018	(9.83%)
Annual Return 2019	26.07%